Note Payable and Line of Credit - Interest Paid and Fair Value of Outstanding Debt (Details) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Subordinated Debt	Dec. 31, 2011 Subordinated Debt	Dec. 31, 2010 Subordinated Debt	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2012 Secured Debt Mahrt Loan	Dec. 31, 2011 Secured Debt Mahrt Loan	Dec. 31, 2010 Secured Debt Mahrt Loan	Dec. 31, 2012 Secured Debt CoBank Loan	Dec. 31, 2011 Secured Debt CoBank Loan	Dec. 31, 2010 Secured Debt CoBank Loan	Dec. 31, 2012 Secured Debt Senior Loans	Dec. 31, 2011 Secured Debt Senior Loans	Dec. 31, 2010 Secured Debt Senior Loans
Debt Instrument [Line Items]
Interest paid	$ 3,259,632	$ 4,984,171	$ 7,384,366	$ 0	$ 0	$ 295,281			$ 2,533,285	$ 4,984,171	$ 6,212,596	$ 726,347	$ 0	$ 0	$ 0	$ 0	$ 876,489
Weighted average interest rate												2.62%	3.71%
Long-term debt, fair value							$ 132,400,000	$ 118,400,000